Summarizes fair value of the assets acquired and liabilities assumed (Details) $ in Thousands	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Feb. 20, 2023 SGD ($)
Restructuring Cost and Reserve [Line Items]
Goodwill
Meili Technologies Pte. Ltd. [Member]
Restructuring Cost and Reserve [Line Items]
Cash and cash equivalents				$ 63
Accounts receivable, net				12
Deposits, prepaid expenses and other current assets				76
Total identifiable assets acquired				151
Total liabilities assumed				(215)
Net liabilities acquired				(64)
Goodwill				664
Total acquisition consideration				$ 600